VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 0.7%
Canada : 0.0%
Export Development
Canada Reg S
30.00%, 12/05/25 TRY 34,000 $ 800,499
Underline
Qatar : 0.1%
QNB Finance Ltd.
13.50%, 10/06/25 TRY 30,350 727,810
QNB Finance Ltd. Reg S
3.50%, 03/09/26 CNY 14,100 1,994,828
2,722,638
South Africa : 0.1%
Eskom Holdings
0.00%, 08/18/27 ^ ZAR 78,505 3,495,952
7.50%, 09/15/33 ZAR 11,000 562,627
7.85%, 04/02/26 ZAR 24,350 1,408,956
Transnet/South Africa
Reg S
13.50%, 04/18/28 ZAR 500 30,056
5,497,591
Supranational : 0.3%
International Bank for
Reconstruction &
Development
6.50%, 10/01/37 INR 900,000 9,949,808
Underline
United Kingdom : 0.0%
European Bank for
Reconstruction &
Development
0.00%, 01/28/27 ^ MXN 12,500 612,812
Underline
United States : 0.2%
International Bank for
Reconstruction &
Development
7.05%, 07/22/29 INR 95,000 1,083,231
7.07%, 06/26/29 MXN 32,700 1,775,106
International Bank for
Reconstruction &
Development Reg S
6.75%, 06/17/27 MXN 11,200 600,642
International Finance
Corp.
5.13%, 08/05/30 MXN 33,000 1,594,850
7.02%, 04/06/28 MXN 10,000 527,206
5,581,035
Total Corporate Bonds
(Cost: $29,284,225) 25,164,383
GOVERNMENT OBLIGATIONS : 97.0%
Brazil : 5.6%
Brazil Letras do Tesouro
Nacional
0.00%, 07/01/26 ^ BRL 234,880 39,890,790
0.00%, 07/01/27 ^ BRL 108,870 16,385,575
0.00%, 01/01/28 ^ BRL 65,725 9,321,621
0.00%, 07/01/28 ^ BRL 24,640 3,293,281
0.00%, 01/01/29 ^ BRL 205,120 25,730,196
Par
(000’s) Value
Brazil (continued)
0.00%, 07/01/29 ^ BRL 19,960 $ 2,348,342
0.00%, 01/01/30 ^ BRL 76,440 8,443,658
0.00%, 01/01/32 ^ BRL 71,840 6,073,735
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/27 BRL 130,420 23,426,564
10.00%, 01/01/29 BRL 144,305 24,905,198
10.00%, 01/01/31 BRL 157,890 25,992,706
10.00%, 01/01/33 BRL 62,400 9,887,051
10.00%, 01/01/35 BRL 101,710 15,677,453
211,376,170
Chile : 3.1%
Bonos de la Tesoreria de
la Republica en pesos
0.00%, 05/06/27 ^ CLP 15,980,000 15,376,829
0.00%, 04/01/29 ^ CLP 12,715,000 11,149,302
5.00%, 03/01/35 CLP 13,145,000 13,127,962
6.00%, 01/01/43 CLP 9,805,000 10,609,367
Bonos de la Tesoreria de
la Republica en pesos
144A Reg S
4.70%, 09/01/30 CLP 13,290,000 13,464,731
5.00%, 10/01/28 CLP 4,305,000 4,472,610
5.30%, 11/01/37 CLP 5,705,000 5,753,474
5.80%, 10/01/29 CLP 9,180,000 9,731,114
5.80%, 10/01/34 CLP 5,100,000 5,389,201
6.00%, 04/01/33 CLP 16,530,000 17,663,628
6.20%, 10/01/40 CLP 5,655,000 6,209,481
7.00%, 05/01/34 CLP 2,840,000 3,254,277
116,201,976
China : 8.8%
China Government Bond
1.42%, 11/15/27 CNY 21,330 2,994,214
1.42%, 08/15/28 CNY 18,140 2,540,657
1.43%, 01/25/30 CNY 46,300 6,456,710
1.45%, 02/25/28 CNY 29,770 4,182,580
1.45%, 04/25/30 CNY 25,240 3,518,197
1.46%, 05/25/28 CNY 42,750 6,009,144
1.49%, 12/25/31 CNY 5,100 704,988
1.55%, 07/25/30 CNY 20,460 2,866,816
1.57%, 05/15/32 CNY 24,530 3,404,623
1.61%, 02/15/35 CNY 44,690 6,158,282
1.62%, 08/15/27 CNY 37,200 5,242,484
1.65%, 05/15/35 CNY 21,810 3,015,811
1.67%, 05/25/35 CNY 42,740 5,938,312
1.74%, 10/15/29 CNY 23,650 3,344,605
1.78%, 09/15/32 CNY 9,260 1,300,864
1.79%, 03/25/32 CNY 39,110 5,515,858
1.83%, 08/25/35 CNY 23,240 3,253,663
1.85%, 05/15/27 CNY 25,020 3,537,676
1.87%, 09/15/31 CNY 22,750 3,219,427
1.88%, 04/25/55 CNY 36,970 4,897,068
1.90%, 07/15/55 CNY 26,490 3,457,564
1.91%, 07/15/29 CNY 33,100 4,708,508
1.92%, 07/15/45 CNY 4,380 585,349
1.92%, 01/15/55 CNY 18,770 2,448,369
1.98%, 04/25/45 CNY 17,010 2,295,329
2.04%, 02/25/27 CNY 12,440 1,762,429

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
2.04%, 11/25/34 CNY 31,610 $ 4,517,880
2.05%, 04/15/29 CNY 37,480 5,352,920
2.11%, 08/25/34 CNY 39,940 5,737,764
2.12%, 06/25/31 CNY 45,620 6,548,566
2.15%, 08/25/55 CNY 16,490 2,272,717
2.17%, 08/29/34 CNY 30,720 4,422,696
2.18%, 08/15/26 CNY 14,090 1,992,643
2.19%, 09/25/54 CNY 23,990 3,329,334
2.25%, 08/29/39 CNY 10,050 1,429,432
2.27%, 05/25/34 CNY 38,670 5,618,643
2.28%, 03/25/31 CNY 30,190 4,367,845
2.30%, 05/15/26 CNY 27,630 3,903,031
2.33%, 08/15/44 CNY 19,200 2,740,979
2.35%, 02/25/34 CNY 28,350 4,143,958
2.37%, 01/20/27 CNY 930 132,252
2.37%, 01/15/29 CNY 9,880 1,424,918
2.39%, 11/15/26 CNY 24,080 3,420,141
2.40%, 07/15/28 CNY 29,730 4,282,206
2.44%, 10/15/27 CNY 26,900 3,848,127
2.47%, 07/25/54 CNY 18,410 2,698,621
2.48%, 04/15/27 CNY 14,880 2,124,121
2.48%, 09/25/28 CNY 16,860 2,436,904
2.49%, 05/25/44 CNY 17,090 2,498,112
2.50%, 07/25/27 CNY 29,960 4,280,095
2.52%, 08/25/33 CNY 6,870 1,014,087
2.54%, 12/25/30 CNY 32,740 4,796,594
2.55%, 10/15/28 CNY 38,520 5,580,439
2.57%, 05/20/54 CNY 22,180 3,317,142
2.60%, 09/15/30 CNY 43,970 6,454,651
2.60%, 09/01/32 CNY 23,120 3,422,113
2.62%, 04/15/28 CNY 25,120 3,629,669
2.62%, 09/25/29 CNY 28,330 4,139,367
2.62%, 06/25/30 CNY 29,120 4,274,914
2.64%, 01/15/28 CNY 7,570 1,091,542
2.67%, 05/25/33 CNY 25,880 3,857,719
2.67%, 11/25/33 CNY 18,880 2,823,006
2.68%, 05/21/30 CNY 36,870 5,423,455
2.69%, 08/12/26 CNY 33,950 4,824,989
2.69%, 08/15/32 CNY 25,560 3,799,350
2.75%, 06/15/29 CNY 22,310 3,268,353
2.75%, 02/17/32 CNY 33,920 5,059,603
2.76%, 05/15/32 CNY 15,150 2,263,248
2.79%, 12/15/29 CNY 28,190 4,152,903
2.80%, 03/24/29 CNY 20,650 3,026,052
2.80%, 03/25/30 CNY 42,140 6,227,289
2.80%, 11/15/32 CNY 23,750 3,565,908
2.85%, 06/04/27 CNY 32,270 4,645,577
2.88%, 02/25/33 CNY 22,910 3,469,805
2.89%, 11/18/31 CNY 30,340 4,565,014
2.91%, 10/14/28 CNY 23,110 3,387,248
3.00%, 10/15/53 CNY 19,830 3,223,557
3.01%, 05/13/28 CNY 32,740 4,790,185
3.02%, 05/27/31 CNY 30,990 4,684,849
3.12%, 12/05/26 CNY 6,090 874,796
3.12%, 10/25/52 CNY 19,280 3,171,481
3.13%, 11/21/29 CNY 21,890 3,276,531
3.19%, 04/15/53 CNY 15,130 2,528,758
3.25%, 06/06/26 CNY 27,290 3,887,144
Par
(000’s) Value
China (continued)
3.25%, 11/22/28 CNY 2,020 $ 300,483
3.27%, 11/19/30 CNY 32,810 5,011,102
3.28%, 12/03/27 CNY 33,930 4,968,842
3.29%, 05/23/29 CNY 24,120 3,617,984
3.32%, 04/15/52 CNY 14,840 2,519,701
3.53%, 10/18/51 CNY 15,190 2,668,730
3.72%, 04/12/51 CNY 16,770 3,037,314
3.81%, 09/14/50 CNY 29,170 5,277,877
332,802,803
Colombia : 4.1%
Colombian TES
5.75%, 11/03/27 COP 26,367,500 6,297,457
6.00%, 04/28/28 COP 70,708,500 16,545,735
6.25%, 07/09/36 COP 51,696,000 9,143,270
7.00%, 03/26/31 COP 52,959,100 11,308,369
7.00%, 06/30/32 COP 47,276,200 9,681,763
7.25%, 10/18/34 COP 50,951,700 10,076,230
7.25%, 10/26/50 COP 61,551,100 10,143,184
7.50%, 08/26/26 COP 23,794,700 5,998,705
7.75%, 09/18/30 COP 49,224,600 11,134,412
9.25%, 05/28/42 COP 83,103,700 17,365,333
11.00%, 08/22/29 COP 35,417,100 9,137,601
11.50%, 07/25/46 COP 54,862,600 13,522,786
12.75%, 11/28/40 COP 9,738,200 2,605,650
13.25%, 02/09/33 COP 80,884,100 22,352,835
155,313,330
Czech Republic : 4.6%
Czech Republic
Government Bond
0.05%, 11/29/29 CZK 135,700 5,596,797
0.25%, 02/10/27 CZK 227,440 10,526,818
1.20%, 03/13/31 CZK 223,120 9,261,865
1.50%, 04/24/40 CZK 131,800 4,190,069
1.75%, 06/23/32 CZK 221,550 9,150,864
1.95%, 07/30/37 CZK 129,230 4,715,369
2.00%, 10/13/33 CZK 222,800 9,006,606
2.75%, 07/23/29 CZK 222,700 10,343,120
3.00%, 03/03/33 CZK 133,060 5,880,300
3.50%, 05/30/35 CZK 222,690 9,903,468
3.60%, 06/03/36 CZK 107,270 4,745,658
4.25%, 10/24/34 CZK 67,150 3,186,763
4.50%, 11/11/32 CZK 231,410 11,300,342
4.90%, 04/14/34 CZK 222,030 11,041,850
5.00%, 09/30/30 CZK 244,890 12,327,751
5.50%, 12/12/28 CZK 186,890 9,513,328
5.75%, 03/29/29 CZK 103,000 5,292,431
6.20%, 06/16/31 CZK 97,080 5,187,092
Czech Republic
Government Bond
Reg S
0.95%, 05/15/30 CZK 221,050 9,326,339
1.00%, 06/26/26 CZK 219,780 10,442,186
2.50%, 08/25/28 CZK 221,480 10,341,583
4.20%, 12/04/36 CZK 120,530 5,609,628
176,890,227

Par
(000’s) Value
Dominican Republic : 1.3%
Dominican Republic
International Bond
144A
10.50%, 03/15/37 DOP 779,700 $ 13,225,184
10.75%, 06/01/36 DOP 631,150 10,996,889
11.25%, 09/15/35 DOP 69,100 1,226,701
13.62%, 02/03/33 DOP 350,800 6,801,705
Dominican Republic
International Bond
Reg S
10.50%, 03/15/37 DOP 192,500 3,303,217
10.75%, 06/01/36 DOP 145,000 2,526,418
11.25%, 09/15/35 DOP 474,900 8,430,685
13.62%, 02/03/33 DOP 95,080 1,843,518
48,354,317
Hungary : 3.5%
Hungary Government
Bond
1.50%, 08/26/26 † HUF 1,774,770 5,153,625
2.00%, 05/23/29 HUF 5,173,850 13,437,536
2.25%, 04/20/33 HUF 3,631,570 8,119,037
2.25%, 06/22/34 HUF 1,888,340 4,033,658
2.75%, 12/22/26 HUF 2,404,620 6,980,343
3.00%, 10/27/27 HUF 3,809,110 10,787,530
3.00%, 08/21/30 HUF 5,315,180 13,820,243
3.00%, 10/27/38 HUF 1,628,000 3,267,439
3.00%, 04/25/41 HUF 1,298,770 2,424,370
3.25%, 10/22/31 HUF 4,754,840 12,120,735
4.50%, 03/23/28 HUF 3,469,450 10,032,642
4.75%, 11/24/32 HUF 3,642,640 9,804,623
6.75%, 10/22/28 HUF 5,154,850 15,710,595
7.00%, 10/24/35 HUF 3,047,470 9,283,916
9.50%, 10/21/26 HUF 2,485,280 7,738,861
132,715,153
India : 8.1%
India Government Bond
5.77%, 08/03/30 INR 860,010 9,471,209
5.79%, 05/11/30 INR 520,890 5,751,375
5.85%, 12/01/30 INR 846,120 9,341,241
6.01%, 07/21/30 INR 79,510 891,422
6.10%, 07/12/31 INR 1,076,190 11,947,473
6.33%, 05/05/35 INR 209,060 2,323,026
6.45%, 10/07/29 INR 870,030 9,916,277
6.54%, 01/17/32 INR 1,157,150 13,061,969
6.67%, 12/17/50 INR 1,094,780 11,613,832
6.75%, 12/23/29 INR 572,480 6,589,519
6.79%, 12/30/31 INR 66,600 762,933
6.79%, 10/07/34 INR 1,362,530 15,506,712
6.79%, 12/02/34 INR 134,300 1,533,433
6.99%, 12/15/51 INR 1,182,210 13,076,272
7.02%, 06/18/31 INR 452,230 5,240,517
7.04%, 06/03/29 INR 662,120 7,694,392
7.06%, 04/10/28 INR 479,130 5,543,101
7.10%, 04/18/29 INR 766,930 8,926,400
7.10%, 04/08/34 INR 1,425,620 16,538,163
7.16%, 09/20/50 INR 811,770 9,150,843
7.17%, 04/17/30 INR 550,650 6,426,918
7.18%, 08/14/33 INR 1,311,510 15,268,723
Par
(000’s) Value
India (continued)
7.18%, 07/24/37 INR 495,990 $ 5,753,310
7.26%, 01/14/29 INR 412,930 4,814,596
7.26%, 08/22/32 INR 1,197,600 14,030,448
7.26%, 02/06/33 INR 938,450 10,981,689
7.30%, 06/19/53 INR 1,495,070 17,048,955
7.32%, 11/13/30 INR 486,820 5,729,441
7.36%, 09/12/52 INR 1,238,280 14,228,120
7.37%, 10/23/28 INR 413,630 4,843,839
7.37%, 01/23/54 INR 39,470 454,637
7.38%, 06/20/27 INR 588,050 6,809,793
7.41%, 12/19/36 INR 1,202,770 14,221,062
7.54%, 05/23/36 INR 1,155,110 13,758,206
7.72%, 06/15/49 INR 612,410 7,342,150
306,591,996
Indonesia : 8.0%
Indonesia Treasury Bond
5.12%, 04/15/27 IDR 125,589,000 7,549,206
5.88%, 03/15/31 IDR 25,822,000 1,582,199
6.12%, 05/15/28 IDR 141,572,000 8,702,367
6.25%, 06/15/36 IDR 64,158,000 3,824,764
6.38%, 08/15/28 IDR 110,296,000 6,835,639
6.38%, 04/15/32 IDR 201,180,000 12,426,924
6.38%, 07/15/37 IDR 20,205,000 1,203,401
6.50%, 07/15/30 IDR 167,264,000 10,465,919
6.50%, 02/15/31 IDR 222,650,000 13,922,940
6.50%, 04/15/36 IDR 48,725,000 2,953,562
6.62%, 05/15/33 IDR 119,471,000 7,323,110
6.62%, 02/15/34 IDR 216,036,000 13,218,836
6.75%, 07/15/35 IDR 235,737,000 14,547,724
6.88%, 04/15/29 IDR 173,921,000 10,953,734
7.00%, 05/15/27 IDR 130,368,000 8,070,612
7.00%, 09/15/30 IDR 238,988,000 15,231,989
7.00%, 02/15/33 IDR 199,111,000 12,550,385
7.12%, 06/15/38 IDR 143,058,000 8,892,259
7.12%, 08/15/40 IDR 104,969,000 6,510,566
7.12%, 06/15/42 IDR 133,440,000 8,238,769
7.12%, 06/15/43 IDR 131,337,000 8,099,391
7.12%, 08/15/45 IDR 87,228,000 5,401,593
7.50%, 08/15/32 IDR 67,878,000 4,396,613
7.50%, 06/15/35 IDR 156,338,000 10,116,612
7.50%, 05/15/38 IDR 91,484,000 5,867,163
7.50%, 04/15/40 IDR 195,888,000 12,511,442
8.25%, 05/15/29 IDR 139,551,000 9,170,674
8.25%, 06/15/32 IDR 58,128,000 3,897,663
8.25%, 05/15/36 IDR 134,902,000 9,238,905
8.38%, 09/15/26 IDR 90,580,000 5,612,155
8.38%, 03/15/34 IDR 165,657,000 11,302,947
8.38%, 04/15/39 IDR 68,026,000 4,656,097
8.75%, 05/15/31 IDR 89,491,000 6,138,981
9.00%, 03/15/29 IDR 113,260,000 7,586,823
9.50%, 07/15/31 IDR 37,789,000 2,670,397
10.50%, 08/15/30 IDR 66,756,000 4,833,850
Perusahaan Penerbit
SBSN
4.88%, 07/15/26 IDR 88,725,000 5,314,345
5.88%, 07/15/28 IDR 52,130,000 3,189,089
6.38%, 03/15/34 IDR 58,856,000 3,503,288
6.88%, 03/15/36 IDR 24,600,000 1,527,636

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
8.88%, 11/15/31 IDR 58,822,000 $ 3,996,401
Perusahaan Penerbit
SBSN Indonesia
6.62%, 09/15/29 IDR 10,084,000 624,789
304,661,759
Ivory Coast : 0.2%
African Development
Bank
6.55%, 05/23/35 INR 670,000 7,389,950
Underline
Luxembourg : 0.1%
European Investment
Bank Reg S
4.50%, 02/16/28 MXN 96,500 4,894,510
Underline
Malaysia : 8.1%
Malaysia Government
Bond
2.63%, 04/15/31 MYR 44,379 10,181,416
3.34%, 05/15/30 MYR 12,681 3,027,704
3.48%, 07/02/35 MYR 3,662 872,511
3.50%, 05/31/27 MYR 39,350 9,422,192
3.52%, 04/20/28 MYR 26,547 6,368,745
3.58%, 07/15/32 MYR 30,513 7,326,151
3.73%, 06/15/28 MYR 31,500 7,600,472
3.76%, 05/22/40 MYR 36,378 8,677,176
3.83%, 07/05/34 MYR 37,074 9,052,983
3.88%, 08/15/29 MYR 39,567 9,631,991
3.90%, 11/30/26 MYR 29,959 7,206,354
3.90%, 11/16/27 MYR 31,502 7,613,415
3.91%, 07/15/26 MYR 24,313 5,826,800
3.92%, 07/15/55 MYR 6,110 1,447,821
4.05%, 04/18/39 MYR 30,283 7,488,446
4.07%, 06/15/50 MYR 38,763 9,420,581
4.18%, 05/16/44 MYR 24,921 6,209,648
4.25%, 05/31/35 MYR 21,131 5,349,587
4.46%, 03/31/53 MYR 33,055 8,474,178
4.50%, 04/30/29 MYR 13,025 3,225,886
4.64%, 11/07/33 MYR 32,424 8,321,623
4.70%, 10/15/42 MYR 31,557 8,364,750
4.76%, 04/07/37 MYR 35,693 9,393,213
4.89%, 06/08/38 MYR 29,535 7,920,443
4.92%, 07/06/48 MYR 21,160 5,819,064
Malaysia Government
Investment Issue
3.42%, 09/30/27 MYR 33,913 8,112,676
3.45%, 07/15/36 MYR 27,137 6,383,684
3.46%, 10/15/30 MYR 36,111 8,656,722
3.60%, 07/31/28 MYR 34,154 8,212,009
3.61%, 04/30/35 MYR 12,617 3,029,432
3.63%, 08/30/30 MYR 7,711 1,864,977
3.77%, 05/31/45 MYR 8,093 1,908,157
3.80%, 10/08/31 MYR 30,456 7,410,461
3.97%, 07/16/40 MYR 9,770 2,393,337
4.07%, 09/30/26 MYR 37,761 9,076,045
4.12%, 11/30/34 MYR 38,503 9,583,252
4.13%, 07/09/29 MYR 37,208 9,130,242
4.19%, 10/07/32 MYR 32,136 8,000,777
4.25%, 09/30/30 MYR 26,279 6,523,879
Par
(000’s) Value
Malaysia (continued)
4.26%, 07/26/27 MYR 13,907 $ 3,374,856
4.29%, 08/14/43 MYR 39,309 9,924,655
4.37%, 10/31/28 MYR 31,562 7,761,431
4.42%, 09/30/41 MYR 27,057 6,949,685
4.47%, 09/15/39 MYR 39,754 10,220,409
4.66%, 03/31/38 MYR 12,822 3,366,730
306,126,566
Mexico : 5.9%
Mexican Bonos
5.50%, 03/04/27 MXN 33,231 1,764,570
7.00%, 09/03/26 MXN 16,664 904,288
7.50%, 06/03/27 MXN 72,487 3,952,104
7.50%, 05/26/33 MXN 416,256 21,460,506
7.75%, 05/29/31 MXN 493,717 26,265,338
7.75%, 11/23/34 MXN 555,187 28,682,789
7.75%, 11/13/42 MXN 522,772 24,836,379
8.00%, 05/24/35 MXN 31,165 1,617,466
8.00%, 02/21/36 MXN 71,777 3,703,039
8.00%, 11/07/47 MXN 315,763 15,135,013
8.00%, 07/31/53 MXN 510,422 24,258,707
8.50%, 03/02/28 MXN 28,544 1,580,574
8.50%, 03/01/29 MXN 372,062 20,558,809
8.50%, 05/31/29 MXN 293,074 16,199,287
8.50%, 02/28/30 MXN 191,826 10,509,813
8.50%, 11/18/38 MXN 272,988 14,324,840
10.00%, 11/20/36 MXN 127,337 7,526,534
223,280,056
Peru : 3.5%
Peru Government Bond
5.35%, 08/12/40 PEN 33,443 8,559,268
5.40%, 08/12/34 PEN 59,884 16,739,911
5.94%, 02/12/29 PEN 21,045 6,371,755
6.15%, 08/12/32 PEN 55,475 16,982,442
6.35%, 08/12/28 PEN 9,856 3,008,046
6.90%, 08/12/37 PEN 57,868 17,452,521
6.95%, 08/12/31 PEN 40,126 12,841,826
8.20%, 08/12/26 PEN 11 3,283
Peru Government Bond
144A Reg S
6.85%, 08/12/35 PEN 52,662 16,053,722
7.30%, 08/12/33 PEN 61,888 19,926,705
7.60%, 08/12/39 PEN 43,426 13,715,046
131,654,525
Poland : 5.1%
Republic of Poland
Government Bond
0.00%, 01/25/28 ^ PLN 5,375 1,344,355
0.25%, 10/25/26 PLN 13,014 3,460,426
1.25%, 10/25/30 PLN 66,875 15,498,739
1.75%, 04/25/32 PLN 70,717 15,945,813
2.50%, 07/25/26 PLN 3,044 831,721
2.50%, 07/25/27 PLN 51,129 13,686,901
2.75%, 04/25/28 PLN 23,072 6,129,908
2.75%, 10/25/29 PLN 71,048 18,245,955
3.75%, 05/25/27 PLN 38,872 10,652,638
4.50%, 07/25/30 PLN 73,208 19,892,034
4.75%, 07/25/29 PLN 70,290 19,466,152
5.00%, 01/25/30 PLN 33,772 9,400,975

Par
(000’s) Value
Poland (continued)
5.00%, 10/25/34 PLN 66,437 $ 17,849,656
5.00%, 10/25/35 PLN 22,543 6,022,718
6.00%, 10/25/33 PLN 75,081 21,711,887
7.50%, 07/25/28 PLN 52,231 15,564,979
195,704,857
Romania : 3.9%
Romania Government
Bond
2.50%, 10/25/27 RON 22,370 4,729,754
3.25%, 06/24/26 RON 25,275 5,707,089
3.65%, 09/24/31 RON 25,735 4,933,539
4.15%, 01/26/28 RON 25,765 5,582,864
4.15%, 10/24/30 RON 24,705 4,967,292
4.25%, 04/28/36 RON 20,500 3,720,835
4.75%, 10/11/34 RON 25,820 5,009,664
4.85%, 07/25/29 RON 27,865 5,926,280
5.00%, 02/12/29 RON 25,845 5,573,745
5.80%, 07/26/27 RON 26,570 6,010,488
6.30%, 04/26/28 RON 22,445 5,069,717
6.30%, 04/25/29 RON 33,550 7,511,255
6.70%, 02/25/32 RON 32,730 7,330,414
6.75%, 04/25/35 RON 14,915 3,327,017
6.85%, 07/29/30 RON 13,995 3,174,980
7.10%, 07/31/34 RON 31,530 7,186,794
7.20%, 10/28/26 RON 29,250 6,791,221
7.20%, 05/31/27 RON 30,720 7,118,779
7.20%, 10/30/33 RON 32,435 7,478,662
7.35%, 04/28/31 RON 32,730 7,563,308
7.65%, 07/27/31 RON 11,340 2,660,730
7.90%, 02/24/38 RON 33,505 8,127,909
8.00%, 04/29/30 RON 33,720 7,991,828
8.25%, 09/29/32 RON 33,630 8,158,936
8.75%, 10/30/28 RON 32,630 7,836,499
149,489,599
Serbia : 1.2%
Serbia Treasury Bonds
4.50%, 08/20/32 RSD 1,339,470 13,126,135
5.25%, 07/27/35 RSD 1,114,870 11,193,406
5.88%, 02/08/28 RSD 1,063,590 11,051,740
7.00%, 10/26/31 RSD 1,030,520 11,544,923
46,916,204
South Africa : 5.3%
Republic of South Africa
Government Bond
6.25%, 03/31/36 ZAR 124,370 5,719,748
6.50%, 02/28/41 ZAR 111,331 4,674,731
7.00%, 02/28/31 ZAR 260,886 14,344,505
8.00%, 01/31/30 ZAR 405,087 23,584,508
8.25%, 03/31/32 ZAR 417,504 23,896,770
8.50%, 01/31/37 ZAR 417,262 22,287,061
8.75%, 01/31/44 ZAR 362,530 18,301,530
8.75%, 02/28/48 ZAR 536,418 26,868,798
8.88%, 02/28/35 ZAR 445,573 25,371,347
9.00%, 01/31/40 ZAR 372,488 19,784,439
10.00%, 03/31/33 ZAR 36,158 2,237,064
10.50%, 12/21/26 ZAR 63,813 3,827,745
10.88%, 03/31/38 ZAR 54,545 3,419,330
Par
(000’s) Value
South Africa (continued)
11.62%, 03/31/53 ZAR 108,325 $ 7,117,719
201,435,295
Supranational : 6.0%
Asian Development Bank
2.50%, 02/15/27 CNY 14,000 1,987,253
Asian Infrastructure
Investment Bank Reg S
5.00%, 03/05/26 MXN 55,650 2,991,410
European Bank for
Reconstruction &
Development
0.87%, 03/04/26 PLN 7,140 1,938,439
2.75%, 04/27/32 CNY 28,000 4,139,740
4.25%, 02/07/28 IDR 58,730,000 3,467,604
5.00%, 10/06/26 IDR 76,263,400 4,574,660
5.12%, 05/01/27 IDR 15,160,000 910,281
6.25%, 04/11/28 INR 393,600 4,398,417
6.75%, 01/13/32 INR 656,700 7,401,866
European Bank for
Reconstruction &
Development Reg S
3.01%, 03/13/28 PLN 18,650 4,938,804
European Investment
Bank
8.12%, 12/21/26 ZAR 201,055 11,685,348
European Investment
Bank 144A
6.95%, 03/01/29 INR 214,700 2,436,813
European Investment
Bank Reg S
1.00%, 02/25/28 PLN 26,122 6,638,682
2.75%, 08/25/26 PLN 63,868 17,397,319
2.88%, 11/15/29 PLN 4,088 1,049,808
3.00%, 11/25/29 PLN 34,910 9,037,841
7.40%, 10/23/33 INR 161,500 1,894,377
8.00%, 05/05/27 ZAR 15,560 910,392
Inter-American
Development Bank
7.00%, 01/25/29 INR 555,000 6,317,977
7.00%, 04/17/33 INR 672,000 7,668,055
7.05%, 04/08/29 INR 342,000 3,903,627
7.35%, 10/06/30 INR 421,000 4,866,719
International Bank for
Reconstruction &
Development
1.75%, 01/24/28 CNY 39,000 5,476,155
2.25%, 01/19/29 CNY 49,000 6,976,453
2.50%, 01/13/31 CNY 6,000 866,941
2.50%, 08/02/33 CNY 40,000 5,777,867
2.75%, 01/19/27 CNY 76,000 10,801,737
2.75%, 07/26/34 CNY 20,000 2,955,620
4.25%, 01/22/26 MXN 69,480 3,737,840
5.30%, 06/25/30 MXN 114,000 5,496,501
5.35%, 02/09/29 IDR 15,600,000 938,939
5.73%, 08/02/27 PLN 3,600 1,015,706
6.50%, 04/17/30 INR 242,800 2,710,002
6.75%, 09/08/27 INR 183,200 2,075,953
7.25%, 01/21/27 MXN 269,750 14,629,698

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Supranational (continued)
8.50%, 04/06/26 MXN 33,600 $ 1,835,560
International Finance
Corp.
5.02%, 02/11/28 MXN 40,000 2,023,728
7.00%, 07/20/27 MXN 324,680 17,435,223
7.50%, 01/18/28 MXN 109,710 5,951,958
7.75%, 01/18/30 MXN 243,230 13,131,567
8.00%, 07/27/27 ZAR 3,010 176,976
12.00%, 11/03/27 COP 7,100,000 1,901,489
International Finance
Corp. Reg S
8.38%, 05/31/29 MXN 238,740 13,138,676
229,610,021
Thailand : 7.0%
Thailand Government
Bond
1.00%, 06/17/27 THB 380,475 11,709,358
1.58%, 12/17/35 THB 262,684 8,196,199
1.60%, 12/17/29 THB 264,956 8,303,238
1.60%, 06/17/35 THB 136,289 4,277,946
1.66%, 03/17/30 THB 152,797 4,809,355
2.00%, 12/17/31 THB 412,981 13,305,388
2.00%, 06/17/42 THB 189,242 5,950,061
2.05%, 04/17/28 THB 265,435 8,373,989
2.12%, 12/17/26 THB 287,206 8,965,012
2.25%, 03/17/27 THB 319,056 10,000,974
2.35%, 06/17/26 THB 218,981 6,817,267
2.40%, 11/17/27 THB 313,279 9,918,654
2.40%, 03/17/29 THB 302,549 9,722,615
2.41%, 03/17/35 THB 181,962 6,116,390
2.50%, 11/17/29 THB 295,929 9,615,267
2.65%, 06/17/28 THB 353,821 11,348,147
2.70%, 06/17/40 THB 141,203 4,970,917
2.80%, 06/17/34 THB 306,478 10,515,532
2.88%, 12/17/28 THB 250,410 8,138,301
2.88%, 06/17/46 THB 228,553 8,006,081
2.98%, 06/17/45 THB 186,519 6,670,563
3.30%, 06/17/38 THB 332,387 12,205,923
3.35%, 06/17/33 THB 314,224 11,111,417
3.39%, 06/17/37 THB 342,047 12,636,264
3.40%, 06/17/36 THB 241,248 8,806,483
3.45%, 06/17/43 THB 376,078 14,259,675
3.65%, 06/20/31 THB 251,819 8,829,716
3.77%, 06/25/32 THB 310,254 11,082,539
4.88%, 06/22/29 THB 275,971 9,638,188
264,301,459
Par
(000’s) Value
Turkey : 2.5%
Turkiye Government
Bond
10.50%, 08/11/27 TRY 217,154 $ 3,505,387
11.00%, 02/24/27 TRY 52,104 925,792
11.70%, 11/13/30 TRY 126,232 1,540,861
12.40%, 03/08/28 TRY 269,467 4,250,715
16.90%, 09/02/26 TRY 86,127 1,775,151
17.30%, 07/19/28 TRY 416,881 7,129,190
17.80%, 07/13/33 TRY 228,080 3,638,101
26.20%, 10/05/33 TRY 929,745 20,883,903
27.70%, 09/27/34 TRY 295,718 6,795,600
30.00%, 09/12/29 TRY 1,215,907 27,014,478
31.08%, 11/08/28 TRY 724,726 16,408,606
93,867,784
Uruguay : 1.1%
Uruguay Government
International Bond
8.25%, 05/21/31 UYU 610,171 15,520,215
9.75%, 07/20/33 UYU 701,084 19,345,100
Uruguay Government
International Bond
144A
8.50%, 03/15/28 UYU 45,957 1,171,243
Uruguay Government
International Bond
Reg S
8.50%, 03/15/28 UYU 251,853 6,418,634
42,455,192
Total Government Obligations
(Cost: $3,607,856,194) 3,682,033,749
Total Investments Before Collateral for
Securities Loaned: 97.7%
(Cost: $3,637,140,419) 3,707,198,132
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN : 0.1%
Money Market Fund: 0.1%
(Cost: $5,231,360)
State Street Navigator
Securities Lending
Government Money
Market Portfolio
4.18%(a) 5,231,360 5,231,360
Total Investments: 97.8%
(Cost: $3,642,371,779) 3,712,429,492
Other assets less liabilities: 2.2% 82,988,888
NET ASSETS: 100.0% $ 3,795,418,380

FootnoteRuleAboveBlank
Footnotes:
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $4,635,965.
(a) Rate shown is the 1-day yield as of 09/30/25.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $151,492,524, or 4.0% of net assets.